Retirement Plans and Other Retiree Benefits - Retirement Plans and Other Retiree Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in plan assets
Plan assets at beginning of period	$ 339,525
Plan assets at fair value at end of period	326,458	$ 339,525
Amounts in accumulated other comprehensive loss recognized in net periodic benefit cost
Actuarial loss, net of tax	(5,244)	(6,510)	$ (12,320)
Prior service credits, net of tax	248	109	107
Defined Pension Benefit Plans [Member]
Change in benefit obligation
Benefit obligation at beginning of period	491,118	427,909
Service cost	780	2,854	3,318
Interest cost	18,734	19,904	18,244
Plan curtailments	(10,314)
Special termination benefits		48
Benefits paid	(30,204)	(24,842)
Actuarial (gain) loss	(34,652)	65,245
Benefit obligation at end of period	435,462	491,118	427,909
Change in plan assets
Plan assets at beginning of period	339,525	322,176
Employer contributions	16,435	25,873
Actual return on plan assets	607	16,318
Benefits paid	(30,204)	(24,842)
Plan assets at fair value at end of period	326,458	339,525	322,176
Accrued benefit costs and funded status of the plans	(109,004)	(151,593)
Accumulated benefit obligation	$ 435,462	$ 480,906
Weighted average assumptions used to determine accumulated benefit obligation and accrued benefit costs
Discount rate	4.53%	4.01%
Salary rate		3.25%
Weighted average assumptions used to determine net periodic benefit costs
Discount rate	4.01%	4.83%
Expected rate of return on plan assets	7.80%	7.80%
Rate of compensation increase	3.25%	3.25%
Amounts in accumulated other comprehensive loss recognized in net periodic benefit cost
Actuarial loss, net of tax	$ 4,883	$ 6,510
Prior service credits, net of tax	(383)	(109)
Total	4,500	6,401
Amounts in accumulated other comprehensive loss not yet recognized in net periodic benefit cost
Actuarial loss, net of tax	84,866	101,829
Prior service credits, net of tax	(348)	(391)
Total	84,518	101,438
Amounts in accumulated other comprehensive loss expected to be recognized in net periodic benefit cost in the subsequent year
Actuarial loss	(3,370)	(18,018)
Prior service credits		172
Total	(3,370)	(17,846)
Other Postretirement Benefit Plans [Member]
Change in benefit obligation
Benefit obligation at beginning of period	116,086	95,315
Service cost	70	128	293
Interest cost	4,592	4,562	4,295
Employee contributions	403	356
Plan amendments	(202)		(797)
Benefits paid	(3,401)	(3,741)
Actuarial (gain) loss	(26,965)	19,466
Benefit obligation at end of period	90,583	116,086	$ 95,315
Change in plan assets
Employer contributions	2,998	3,385
Employee contributions	403	356
Benefits paid	(3,401)	(3,741)
Accrued benefit costs and funded status of the plans	$ (90,583)	$ (116,086)
Weighted average assumptions used to determine accumulated benefit obligation and accrued benefit costs
Discount rate	4.50%	4.04%
Weighted average assumptions used to determine net periodic benefit costs
Discount rate	4.04%	4.90%
Amounts in accumulated other comprehensive loss recognized in net periodic benefit cost
Actuarial loss, net of tax	$ 361
Prior service credits, net of tax	135
Total	496
Amounts in accumulated other comprehensive loss not yet recognized in net periodic benefit cost
Actuarial loss, net of tax	(4,320)	$ 13,221
Total	(4,320)	13,221
Amounts in accumulated other comprehensive loss expected to be recognized in net periodic benefit cost in the subsequent year
Actuarial loss		(596)
Prior service credits	8
Total	$ 8	$ (596)